Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Major Related Parties and Their Relationships with Group

(1)	The table below sets forth the major related parties and their relationship with the Group.

Name of related parties	Relationship with the Group
Shangde Jiaxun	Entity controlled by the Founder and the CEO (Note 1)

Summary of Related Party Transactions
(2)	The related party transactions were as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Disposal of a subsidiary to a related party	1,000	—	—